Regulatory Matters	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Regulatory Matters
22. Regulatory Matters

Capital Adequacy
KeyCorp and KeyBank (consolidated) must meet specific capital requirements imposed by federal banking regulators. Sanctions for failure to meet applicable capital requirements may include regulatory enforcement actions that restrict dividend payments, require the adoption of remedial measures to increase capital, terminate FDIC deposit insurance, and mandate the appointment of a conservator or receiver in severe cases. In addition, failure to maintain a “well capitalized” status affects how regulators evaluate applications for certain endeavors, including acquisitions, continuation and expansion of existing activities, and commencement of new activities, and could make clients and potential investors less confident. As of December 31, 2025, KeyCorp and KeyBank (consolidated) met all regulatory capital requirements.

KeyBank (consolidated) qualified for the “well capitalized” prompt corrective action capital category at December 31, 2025, because its capital and leverage ratios exceeded the prescribed threshold ratios for that capital category and it was not subject to any written agreement, order, or directive to meet and maintain a specific capital level for any capital measure. Since that date, we believe there has been no change in condition or event that has occurred that would cause the capital category for KeyBank (consolidated) to change.

BHCs are not assigned to any of the five prompt corrective action capital categories applicable to insured depository institutions. If, however, those categories applied to BHCs, we believe that KeyCorp would satisfy the criteria for a “well capitalized” institution at December 31, 2025, and since that date, we believe there has been no change in condition or event that has occurred that would cause such capital category to change. Because the regulatory capital categories under the prompt corrective action regulations serve a limited supervisory function, investors should not use them as a representation of the overall financial condition or prospects of KeyBank or KeyCorp.

At December 31, 2025, Key and KeyBank (consolidated) had regulatory capital in excess of all current minimum risk-based capital (including all adjustments for market risk) and leverage ratio requirements as shown in the following table.

	Actual		Regulatory Minimum	Regulatory Minimum with Stress Capital Buffer	Well Capitalized
Dollars in millions	Amount	Ratio	Ratio	Ratio	Ratio
December 31, 2025
Total risk-based capital
Key	$22,910	15.70%	8.00%	11.20%	N/A
KeyBank (consolidated)	21,198	14.71	8.00	11.20	10.00%
Common equity Tier 1 risk-based capital
Key	$17,195	11.78%	4.50%	7.70%	N/A
KeyBank (consolidated)	18,376	12.75	4.50	7.70	6.50%
Tier 1 risk-based capital
Key	$19,641	13.46%	6.00%	9.20%	N/A
KeyBank (consolidated)	18,376	12.75	6.00	9.20	8.00%
Leverage
Key	$19,641	10.50%	4.00%	4.00%	N/A
KeyBank (consolidated)	18,376	9.96	4.00	4.00	5.00%
December 31, 2024
Total risk-based capital
Key	$22,336	16.15%	8.00%	11.10%	N/A
KeyBank (consolidated)	20,518	15.12	8.00	11.10	10.00%
Common equity Tier 1 risk-based capital
Key	$16,489	11.92%	4.50%	7.60%	N/A
KeyBank (consolidated)	17,560	12.94	4.50	7.60	6.50
Tier 1 risk-based capital
Key	$18,934	13.69%	6.00%	9.10%	N/A
KeyBank (consolidated)	17,560	12.94	6.00	9.10	8.00%
Leverage
Key	$18,934	10.03%	4.00%	4.00%	N/A
KeyBank (consolidated)	17,560	9.42	4.00	4.00	5.00%

Restrictions on Cash, Dividends, and Lending Activities

Capital distributions from KeyBank and other subsidiaries are our principal source of cash flows for paying dividends on our common and preferred shares, servicing our debt, and financing corporate operations. Federal banking law limits the amount of capital distributions that a bank can make to its holding company without prior regulatory approval. A national bank’s dividend-paying capacity is affected by several factors, including net profits (as defined by statute) for the previous two calendar years and for the current year, up to the date the dividend is declared.
During 2025, KeyBank paid $1.4 billion in dividends to KeyCorp. At December 31, 2025, KeyBank had $783 million in regulatory capacity to pay any dividends to KeyCorp without prior regulatory approval. At December 31, 2025, KeyCorp held $4.9 billion in cash and short-term investments, which can be used to pay dividends to shareholders, service debt, and finance corporate operations